Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		$ 293,528	$ 409,919	$ 408,013
Investment expenses		4,957	12,836	9,082
Net investment income		288,571	397,083	398,931
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		231,972	330,707	334,931
Commercial Mortgage Loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		49,417	69,360	63,028
Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		4,786	1,007	511
Other investment (loss) income
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		$ 7,353	$ 8,845	$ 9,543
Predecessor
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 2,477
Investment expenses	127
Net investment income	2,350
Predecessor | Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	2,461
Predecessor | Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 16